S000079472 [Member] Investment Objectives and Goals - AB US Low Volatility Equity ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB US Low Volatility Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation with an emphasis on lower volatility compared to the broader equity market.